Key Management Compensation	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Key Management Compensation
37. Key Management Compensation

The compensation for key management recognized in total comprehensive income in respect of employee services is summarized in the table below. Key management consists of our directors, President and Chief Executive Officer, and executive vice presidents.

(CAD$ in millions)	2024	2023
Salaries, bonuses, director fees and other short-term benefits	$19	$21
Post-employment benefits	2	6
Share option compensation expense	7	10
Compensation expense related to Units	18	27
	$46	$64